Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Safe Bulkers, Inc. (“Safe Bulkers” or the “Company”) was formed on December 11, 2007, under the laws of the Republic of the Marshall Islands.

Safe Bulkers' common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “SB.”

Polys Hajioannou and his family, by virtue of shares owned indirectly through various private entities are the controlling shareholders of Safe Bulkers and as a result control the outcome of matters on which shareholders are entitled to vote, including the election of the entire board of directors and other significant corporate actions.

Since the Company's initial public offering, Safe Bulkers has successfully completed five additional public common stock offerings and three preferred stock offerings.

As of December 31, 2017, Safe Bulkers held 47 wholly-owned companies (which are referred to herein as “Subsidiaries”) which together owned and operated a fleet of 39 drybulk vessels and were scheduled to acquire one additional newbuild vessel (the “Newbuild”).

Safe Bulkers and the Subsidiaries are collectively referred to in the notes to the consolidated financial statements as the “Company.”

The Company's principal business is the acquisition, ownership and operation of drybulk vessels. The Company's vessels operate worldwide, carrying drybulk cargo for the world's largest consumers of marine drybulk transportation services. Safety Management Overseas S.A., a company incorporated under the laws of the Republic of Panama (“Safety Management”) and Safe Bulkers Management Limited, a company incorporated under the laws of the Republic of Cyprus (“Safe Bulkers Management” and together with Safety Management the “Managers”, and either of them “the Manager”), related parties both controlled by Polys Hajioannou, provide technical, commercial and administrative management services to the Company.

The accompanying consolidated financial statements include the operations, assets and liabilities of the Company, and of the Subsidiaries listed below.

Subsidiary	Vessel Name	Type	Built
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)	Paraskevi	Panamax	January 2003
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(2)	Efrossini	Panamax	February 2012
Glovertwo Shipping Corporation (“Glovertwo”)(2)	Zoe	Panamax	July 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(2)	Kypros Land	Panamax	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(2)	Kypros Sea	Panamax	March 2014
Gloverfour Shipping Corporation (“Gloverfour”)(2)	Kypros Bravery	Panamax	January 2015
Shikokuokto Shipping Inc. (“Shikokuokto”)(2)	Kypros Sky	Panamax	March 2015
Gloverfive Shipping Corporation (“Gloverfive”)(2)	Kypros Loyalty	Panamax	June 2015
Gloversix Shipping Corporation (“Gloversix”)(2)	Kypros Spirit	Panamax	July 2016
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Vassone Shipping Corporation (“Vassone”)(2)	Pedhoulas Commander	Kamsarmax	May 2008
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Youngone Shipping Inc. (“Youngone”)(2)	Pedhoulas Cherry	Kamsarmax	July 2015
Youngtwo Shipping Inc. (“Youngtwo”)(2)	Pedhoulas Rose	Kamsarmax	January 2017
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Pentakomo Shipping Corporation (“Pentakomo”) (2)	Agios Spyridonas	Post-Panamax	January 2010
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(2)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(2)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(2)	Venus Horizon	Post-Panamax	February 2012
Shikokuepta Shipping Inc. (“Shikokuepta”)(2)	Troodos Sun	Post-Panamax	January 2016
Shikokuexi Shipping Inc. (“Shikokuexi”)(2)	Troodos Air	Post-Panamax	March 2016
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxtessera Shipping Corporation (“Maxtessera”)(2)	Lake Despina	Capesize	January 2014
Pinewood Shipping Corporation (“Pinewood”)(2)(6)(8)	TBN - H 1552	Kamsarmax	1H 2018
Gloverthree Shipping Corporation (“Gloverthree”)(2)(3)	Kypros Unity	Panamax	September 2014
Staloudi Shipping Corporation (“Staloudi”)(1)(3)	Stalo	Post-Panamax	January 2006
Shikokuennia Shipping Inc. (“Shikokuennia”)(2)(4)	H 1718	Post-Panamax	—
Gloverseven Shipping Corporation (“Gloverseven”)(2)(5)	TBN - H 835	Panamax	—
Kyotofriendo One Shipping Inc. (“Kyotofriendo One”)(2)(7)	TBN - H 1551	Kamsarmax	—
Kyotofriendo Two Shipping Inc. (“Kyotofriendo Two”)(2)(6)	—	—	—
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)	—	—	—

(1) Incorporated under the laws of the Republic of Liberia.
(2) Incorporated under the laws of the Republic of the Marshall Islands.
(3) Vessel sold in March 2016. Refer to Notes 3, 4, 6 and 19.
(4) Newbuild contract novated in February 2016. Refer to Note 3.
(5) Newbuild contract novated in October 2016. Refer to Note 3.
(6) On July 29, 2016, the Shipsales Contract relating to Hull No. 1552, initially contracted by our subsidiary Kyotofriendo Two, was novated to our wholly owned subsidiary Pinewood. Under an agreement with an unaffiliated third party, upon delivery of the vessel to Pinewood, 100 shares of Series A Preferred Stock of Pinewood will be issued to the unaffiliated third party for proceeds of $16,900 which will be used to finance part of the cost of such vessel, which shares will have preference over shares of common stock of Pinewood with respect to distributions by, and liquidation of, Pinewood. Furthermore, under this agreement Pinewood agreed to (i) pay its own expenses out of its own funds, (ii) keeping its assets and funds separate from the assets and funds of the Company, and (iii) refrain from holding its assets and/or creditworthiness as being available to satisfy any of the obligations of the Company and (iv) take, or refrain from taking, certain other actions designed to ensure that the assets of Pinewood are not available to creditors of Safe Bulkers or its other subsidiaries.
(7) Newbuild delivered in January 2017 from the shipyard and subsequently sold. Refer to Note 3 and 17.
(8) Estimated completion date for newbuild vessel as of December 31, 2017.

For the years ended December 31, 2015, 2016 and 2017, the following charterers individually accounted for more than 10% of the Company's charter revenues as follows:

	December 31,
	2015	2016	2017
Bunge S.A	-	-	12.72%
Oldendorff Gmbh and Co. KG	12.67%	-	-
Global Chartering Ltd	10.79%	12.49%	-
Glencore Grain B.V	-	10.05%	-